GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Parenthetical) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues	$ 2,476	$ 3,571
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,500	$ 1,926